Financial instruments and risk management - Schedule of net borrowings interest rate profile (Details) - USD ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of financial instruments by type of interest rate [line items]
Net borrowings	$ 20,482	$ 21,854	$ 21,017
Borrowings before lease and fair value adjustments	20,482	21,854
Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Net borrowings	18,547	19,051
Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Net borrowings	1,368	2,289
Impact of financial derivatives and fair value adjustments
Disclosure of financial instruments by type of interest rate [line items]
Net borrowings	(118)	(139)
Lease liabilities
Disclosure of financial instruments by type of interest rate [line items]
Net borrowings	$ 685	$ 653